PEAR TREE FUNDS

December 19, 2018

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re: Pear Tree Funds (the “Trust”)

(File Nos. 333-102055; 811-03790; Reg. No. 02-84904)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933 attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information provided in the Rule 497(e) filing dated December 10, 2018.

Exhibit List:

ptf-20181210.htm

ptf-20181210.xml

ptf-20181210_sch

ptf-20181210_def

ptf-20181210_lab

ptf-20181210_pre

Any comments or questions concerning this filing should be directed to me at 781-676-5928.

Very truly yours,

/s/ Thomas Buckley

Thomas Buckley

Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773 ■ 800-331-1244 ■ fax 781-259-1166 ■ www.peartreefunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC